Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Accretion charged to earnings as finance expense	$ 8,260	$ 9,903
Reclamation expenditures	(2,462)	(2,264)
Provision accrued for labour claims	241,953	195,384	$ 75,155
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflated and undiscounted estimate of future cash flows	330,600	290,400
Accretion charged to earnings as finance expense	8,260	9,903
Reclamation expenditures	(2,462)	(2,264)
Provision accrued for labour claims	235,110	188,455	70,587
Litigation [member]
Disclosure of other provisions [line items]
Accretion charged to earnings as finance expense	0	0
Reclamation expenditures	0	0
Provision accrued for labour claims	$ 6,843	$ 6,929	$ 4,568
Bottom of range [member] | Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflation rate (percent)	0.00%	0.00%
Discount rate (percent)	0.00%	2.00%
Top of range [member] | Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflation rate (percent)	4.00%	5.00%
Discount rate (percent)	8.00%	9.00%